UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-01236

DWS Balanced Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 7/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2010 (Unaudited)

DWS Balanced Fund

	Shares	Value ($)
Common Stocks 53.9%
Consumer Discretionary 5.9%
Auto Components 0.2%
BorgWarner, Inc.* (a)	38,200	1,675,452
Minth Group Ltd.	358,000	537,403
Nippon Seiki Co., Ltd.	22,000	241,912
S&T Dynamics Co., Ltd.	20,930	339,671

		2,794,438
Automobiles 0.4%
Bayerische Motoren Werke (BMW) AG	36,383	1,958,612
Fiat SpA	123,385	1,580,558
PSA Peugeot Citroen*	15,115	448,503

		3,987,673
Distributors 0.4%
Genuine Parts Co.	106,312	4,553,343
Diversified Consumer Services 0.4%
H&R Block, Inc.	262,924	4,122,648
Hotels Restaurants & Leisure 1.1%
Carnival Corp. (Units)	91,217	3,163,406
Darden Restaurants, Inc.	57,200	2,396,108
Domino's Pizza UK & IRL PLC	42,740	274,432
Marriott International, Inc. "A" (a)	104,618	3,547,596
McDonald's Corp.	26,100	1,819,953
Paddy Power PLC	14,837	539,056
PartyGaming PLC*	70,844	333,494
REXLot Holdings Ltd.	5,125,000	442,066

		12,516,111
Household Durables 0.1%
Advanced Digital Broadcast Holdings SA (Registered)	3,972	110,958
Jarden Corp.	7,900	228,705
Panasonic Corp.	74,106	979,560

		1,319,223
Leisure Equipment & Products 0.0%
Universal Entertainment Corp.*	26,000	458,337
Media 0.7%
Aegis Group PLC	108,862	200,202
Dex One Corp.*	819	14,840
JC Decaux SA*	16,039	411,963
Pearson PLC	57,755	896,747
Scripps Networks Interactive "A"	97,500	4,156,425
SuperMedia, Inc.*	154	3,245
Vertis Holdings, Inc.*	5,114	0
WPP PLC	199,741	2,123,444

		7,806,866
Multiline Retail 0.5%
Dollar General Corp.* (a)	50,300	1,467,754
Kohl's Corp.*	48,090	2,293,412
Nordstrom, Inc. (a)	66,900	2,274,600

		6,035,766
Specialty Retail 1.2%
Advance Auto Parts, Inc. (a)	7,100	380,063
Aeropostale, Inc.* (a)	17,900	508,897
Guess?, Inc.	7,600	271,320
Hennes & Mauritz AB "B"	38,993	1,228,177
L'Occitane International SA*	102,000	223,238
Limited Brands, Inc.	180,100	4,617,764
Nitori Co., Ltd.	11,772	1,015,121
TJX Companies, Inc.	58,300	2,420,616
Urban Outfitters, Inc.* (a)	13,600	437,376
Yamada Denki Co., Ltd.	30,548	2,064,938

		13,167,510
Textiles, Apparel & Luxury Goods 0.9%
Burberry Group PLC	19,087	252,032
Carter's, Inc.* (a)	14,700	356,328
Compagnie Financiere Richemont SA "A"	29,583	1,154,410
Deckers Outdoor Corp.*	11,200	569,968
NIKE, Inc. "B"	78,900	5,810,196
VF Corp.	33,495	2,657,159

		10,800,093
Consumer Staples 5.1%
Beverages 0.8%
C&C Group PLC	129,529	549,262
Carlsberg AS "B"	15,133	1,341,792
Central European Distribution Corp.* (a)	10,600	276,342
Diageo PLC	87,051	1,512,118
PepsiCo, Inc.	87,639	5,688,647

		9,368,161
Food & Staples Retailing 1.5%
Carrefour SA	28,828	1,327,062
CVS Caremark Corp.	124,718	3,827,596
Koninklijke Ahold NV	94,298	1,210,412
Kroger Co.	149,726	3,171,197
Seven & I Holdings Co., Ltd.	59,201	1,417,754
Sysco Corp.	98,800	3,059,836
Wal-Mart Stores, Inc.	49,800	2,549,262

		16,563,119
Food Products 1.1%
Darling International, Inc.*	29,500	240,720
Diamond Foods, Inc. (a)	11,800	525,572
General Mills, Inc.	62,571	2,139,928
Green Mountain Coffee Roasters, Inc.* (a)	11,750	361,782
Kellogg Co.	53,037	2,654,502
Mead Johnson Nutrition Co.	38,333	2,037,016
Nestle SA (Registered)	59,618	2,947,420
SunOpta, Inc.*	90,100	453,203
Unilever PLC	31,518	895,656

		12,255,799
Household Products 0.4%
Church & Dwight Co., Inc.	27,600	1,829,052
Colgate-Palmolive Co.	32,940	2,601,601

		4,430,653
Personal Products 0.2%
Alberto-Culver Co. (a)	92,500	2,707,475
Tobacco 1.1%
Altria Group, Inc.	245,667	5,443,981
British American Tobacco PLC	77,679	2,674,265
Philip Morris International, Inc.	90,374	4,612,689

		12,730,935
Energy 6.8%
Energy Equipment & Services 2.0%
AMEC PLC	168,444	2,307,459
Cameron International Corp.*	6,700	265,253
Dresser-Rand Group, Inc.*	9,200	342,332
Ensco PLC (ADR) (a)	80,423	3,362,486
Halliburton Co.	122,555	3,661,943
John Wood Group PLC	46,598	261,547
Lamprell PLC	76,890	329,380
Noble Corp.*	112,994	3,672,305
ProSafe SE	38,600	179,040
Saipem SpA	33,849	1,217,445
SBM Offshore NV	26,902	424,369
Schlumberger Ltd. (a)	60,050	3,582,583
Tecnicas Reunidas SA	4,773	247,305
Transocean Ltd.*	51,594	2,384,159

		22,237,606
Oil, Gas & Consumable Fuels 4.8%
Alpha Natural Resources, Inc.*	95,300	3,652,849
Anadarko Petroleum Corp.	45,200	2,222,032
Canadian Natural Resources Ltd.	83,165	2,862,539
Chevron Corp.	62,281	4,746,435
ConocoPhillips	63,817	3,523,975
Eni SpA	94,696	1,936,195
EOG Resources, Inc.	33,100	3,227,250
EXCO Resources, Inc.	12,400	179,924
ExxonMobil Corp.	139,094	8,301,130
Marathon Oil Corp.	147,340	4,928,523
Nexen, Inc.	124,166	2,570,236
Northern Oil & Gas, Inc.*	18,000	264,240
Occidental Petroleum Corp.	50,800	3,958,844
Royal Dutch Shell PLC "A"	108,001	2,973,346
Statoil ASA	123,620	2,498,669
Suncor Energy, Inc.	153,835	5,068,863
Ultra Petroleum Corp.*	9,900	419,463
Woodside Petroleum Ltd.	46,225	1,739,702

		55,074,215
Financials 5.2%
Capital Markets 1.0%
Affiliated Managers Group, Inc.*	3,200	226,656
Ameriprise Financial, Inc.	44,163	1,872,069
Ashmore Group PLC	115,643	512,265
Charles Schwab Corp.	133,900	1,980,381
ICAP PLC	33,664	211,824
Jefferies Group, Inc. (a)	19,300	476,517
Lazard Ltd. "A"	6,400	189,888
Morgan Stanley	84,800	2,288,752
Partners Group Holding AG	3,200	451,569
T. Rowe Price Group, Inc. (a)	64,100	3,091,543
Waddell & Reed Financial, Inc. "A"	9,400	224,002

		11,525,466
Commercial Banks 1.2%
Banco Santander SA	87,637	1,138,502
BNP Paribas	18,641	1,280,433
Dah Sing Banking Group Ltd.*	186,800	274,158
Dexia SA*	197	966
DnB NOR ASA	54,734	679,732
Intesa Sanpaolo	274,807	909,612
Nordea Bank AB	121,692	1,216,979
Prosperity Bancshares, Inc.	8,700	294,756
Sberbank	351,217	983,407
Skandinaviska Enskilda Banken AB "A"	181,380	1,248,367
Societe Generale	46,220	2,664,346
Sumitomo Mitsui Financial Group, Inc.	24,350	754,217
UniCredit SpA	447,387	1,253,477
Wing Hang Bank Ltd.	45,000	485,774

		13,184,726
Consumer Finance 0.0%
Kiatnakin Bank PCL	328,700	310,623
Magma Fincorp Ltd.	20,879	168,274

		478,897
Diversified Financial Services 0.9%
Bank of America Corp.	99,553	1,397,724
Financiere Marc de Lacharriere SA	4,663	179,867
Hellenic Exchanges SA	18,300	132,355
ING Groep NV (CVA)*	120,520	1,159,071
IntercontinentalExchange, Inc.*	15,300	1,615,986
JPMorgan Chase & Co.	132,492	5,336,778

		9,821,781
Insurance 2.0%
Allianz SE (Registered)	21,059	2,445,176
Assurant, Inc.	94,107	3,509,250
AXA SA	96,232	1,773,851
Fidelity National Financial, Inc. "A" (a)	184,078	2,718,832
HCC Insurance Holdings, Inc.	90,852	2,373,054
Lincoln National Corp.	166,286	4,330,087
MetLife, Inc.	27,700	1,165,062
PartnerRe Ltd.	63,146	4,569,876

		22,885,188
Real Estate Management & Development 0.1%
K Wah International Holdings Ltd.	698,658	258,146
Midland Holdings Ltd.	686,000	644,712

		902,858
Health Care 5.5%
Biotechnology 1.1%
Amgen, Inc.*	54,700	2,982,791
Celgene Corp.*	122,700	6,766,905
Gilead Sciences, Inc.*	90,720	3,022,790
Metabolix, Inc.* (a)	15,100	213,212

		12,985,698
Health Care Equipment & Supplies 1.5%
Accuray, Inc.* (a)	33,700	221,746
Baxter International, Inc.	89,231	3,905,641
Becton, Dickinson & Co.	40,700	2,800,160
Covidien PLC	59,000	2,201,880
Edwards Lifesciences Corp.* (a)	73,000	4,219,400
NxStage Medical, Inc.*	29,600	467,384
Thoratec Corp.* (a)	18,000	662,040
Zimmer Holdings, Inc.*	39,100	2,071,909

		16,550,160
Health Care Providers & Services 1.4%
Diagnosticos da America	37,800	363,428
Express Scripts, Inc.*	112,400	5,078,232
Fleury SA*	19,300	223,857
Fresenius Medical Care AG & Co. KGaA	25,000	1,371,729
McKesson Corp.	101,058	6,348,464
Owens & Minor, Inc. (a)	14,900	405,131
WellPoint, Inc.*	47,668	2,417,721

		16,208,562
Health Care Technology 0.1%
M3, Inc.	78	353,007
Merge Healthcare, Inc.*	52,659	170,615
SXC Health Solutions Corp.*	4,100	278,390

		802,012
Life Sciences Tools & Services 0.3%
ICON PLC (ADR)*	16,700	394,120
Life Technologies Corp.*	10,300	442,797
QIAGEN NV* (a)	22,800	423,542
Thermo Fisher Scientific, Inc.*	51,119	2,293,198

		3,553,657
Pharmaceuticals 1.1%
Abbott Laboratories	27,000	1,325,160
Flamel Technologies SA (ADR)* (a)	51,700	327,261
GlaxoSmithKline PLC	97,330	1,696,778
Merck & Co., Inc.	134,266	4,626,807
Questcor Pharmaceuticals, Inc.* (a)	29,300	329,625
Teva Pharmaceutical Industries Ltd. (ADR)	93,071	4,546,518
VIVUS, Inc.* (a)	19,900	112,634

		12,964,783
Industrials 7.3%
Aerospace & Defense 2.3%
BE Aerospace, Inc.*	15,000	441,000
Honeywell International, Inc.	72,236	3,096,035
L-3 Communications Holdings, Inc.	43,365	3,167,380
Lockheed Martin Corp.	47,230	3,549,334
Rockwell Collins, Inc.	61,600	3,521,056
Rolls-Royce Group PLC*	129,039	1,174,392
TransDigm Group, Inc. (a)	41,600	2,253,472
United Technologies Corp.	123,256	8,763,502

		25,966,171
Air Freight & Logistics 0.0%
Atlas Air Worldwide Holdings, Inc.* (a)	7,500	438,600
Airlines 0.0%
Ryanair Holdings PLC (ADR)*	14,200	425,290
Singapore Airlines Ltd.	3,000	34,461

		459,751
Building Products 0.0%
Wienerberger AG*	12,942	179,448
Commercial Services & Supplies 0.4%
Babcock International Group PLC	60,939	529,748
Daiseki Co., Ltd. (a)	14,600	298,438
EnerNOC, Inc.* (a)	9,400	313,396
Quad Graphics, Inc.*	177	7,530
Schawk, Inc.	10,600	157,198
Serco Group PLC	52,322	454,429
Stericycle, Inc.* (a)	42,700	2,690,100

		4,450,839
Construction & Engineering 0.2%
Aecom Technology Corp.*	15,600	376,584
Chicago Bridge & Iron Co. NV (NY Registered Shares)* (a)	17,000	382,670
Shui On Construction & Materials Ltd.	178,000	221,598
Vinci SA	13,415	649,447

		1,630,299
Electrical Equipment 1.2%
AMETEK, Inc. (a)	116,600	5,161,882
Emerson Electric Co. (a)	73,690	3,650,602
Nidec Corp.	6,600	619,550
Prysmian SpA	15,043	254,451
Roper Industries, Inc. (a)	68,800	4,300,000

		13,986,485
Industrial Conglomerates 0.3%
Siemens AG (Registered)	29,962	2,920,176
Machinery 1.6%
Alfa Laval AB	43,838	679,461
Austal Ltd.	146,293	304,408
Dover Corp.	79,100	3,794,427
EVA Precision Industrial Holdings Ltd.	808,000	417,133
FANUC Ltd.	19,603	2,316,646
Joy Global, Inc.	7,400	439,338
Komatsu Ltd.	109,070	2,292,622
MAN SE	20,508	1,903,623
Navistar International Corp.* (a)	44,400	2,295,924
Parker Hannifin Corp.	47,100	2,925,852
Rational AG	2,200	360,660
Rotork PLC	15,339	363,445

		18,093,539
Marine 0.3%
A P Moller-Maersk AS "B"	276	2,327,493
Mitsui O.S.K Lines Ltd.	98,795	668,963

		2,996,456
Professional Services 0.2%
Brunel International NV	7,862	248,860
FTI Consulting, Inc.* (a)	12,800	452,480
Michael Page International PLC	65,109	396,097
SGS SA (Registered)	1,150	1,615,100

		2,712,537
Road & Rail 0.5%
Norfolk Southern Corp.	86,600	4,872,982
Northgate PLC*	59,055	170,506

		5,043,488
Trading Companies & Distributors 0.2%
MISUMI Group, Inc.	23,700	455,922
Mitsubishi Corp.	77,471	1,675,945
PT AKR Corporindo Tbk	2,106,000	280,063

		2,411,930
Transportation Infrastructure 0.1%
Atlantia SpA	32,052	627,782
Koninklijke Vopak NV	12,256	498,068

		1,125,850
Information Technology 9.2%
Communications Equipment 1.6%
Brocade Communications Systems, Inc.*	307,441	1,521,833
Cisco Systems, Inc.*	413,030	9,528,602
Harris Corp.	7,700	342,881
QUALCOMM, Inc.	161,270	6,141,162
Sycamore Networks, Inc.	10,500	244,440
Telefonaktiebolaget LM Ericsson "B"	30,676	338,642

		18,117,560
Computers & Peripherals 2.2%
Apple, Inc.*	49,080	12,625,830
EMC Corp.*	245,990	4,868,142
Hewlett-Packard Co.	170,270	7,839,231

		25,333,203
Electronic Equipment, Instruments & Components 0.1%
Itron, Inc.*	9,300	605,151
Kingboard Chemical Holdings Ltd.	91,500	422,307
Venture Corp., Ltd.	76,000	511,399

		1,538,857
Internet Software & Services 0.7%
Akamai Technologies, Inc.*	26,100	1,001,196
Google, Inc. "A"*	10,290	4,989,106
Internet Initiative Japan, Inc.	122	337,355
Kakaku.com, Inc.	67	312,142
Meetic	7,225	205,253
NIC, Inc. (a)	34,800	258,216
United Internet AG (Registered)	26,500	328,068

		7,431,336
IT Services 1.1%
Accenture PLC "A"	44,240	1,753,673
Atos Origin SA*	17,080	733,395
Automatic Data Processing, Inc.	62,414	2,575,826
Cap Gemini	49,084	2,335,960
hiSoft Technology International Ltd. (ADR)*	20,900	250,800
iGATE Corp.	21,500	381,625
International Business Machines Corp.	23,240	2,984,016
Telvent GIT SA* (a)	13,000	279,890
Visa, Inc. "A"	14,600	1,070,910

		12,366,095
Office Electronics 0.2%
Canon, Inc.	52,097	2,270,331
Semiconductors & Semiconductor Equipment 1.3%
ARM Holdings PLC	106,267	547,270
Broadcom Corp. "A"	184,480	6,646,814
FSI International, Inc.*	53,600	189,744
Intel Corp.	345,933	7,126,220
Lam Research Corp.*	6,600	278,454

		14,788,502
Software 2.0%
Check Point Software Technologies Ltd.* (a)	57,400	1,952,748
Concur Technologies, Inc.* (a)	58,100	2,688,868
Microsoft Corp.	251,400	6,488,634
Nintendo Co., Ltd.	8,155	2,280,512
Norkom Group PLC*	98,462	148,840
Oracle Corp.	261,400	6,179,496
QLIK Technologies, Inc.*	9,100	130,767
Rovi Corp.*	7,600	338,200
SAP AG	24,134	1,102,016
Solera Holdings, Inc.	34,100	1,295,118
TiVo, Inc.* (a)	22,400	192,192
VanceInfo Technologies, Inc. (ADR)* (a)	19,200	487,488

		23,284,879
Materials 4.0%
Chemicals 1.8%
Air Liquide SA	20,973	2,360,577
Air Products & Chemicals, Inc.	54,923	3,986,311
Akzo Nobel NV	22,511	1,326,099
BASF SE	29,707	1,734,716
Linde AG	20,195	2,367,225
Praxair, Inc.	46,185	4,009,782
Shin-Etsu Chemical Co., Ltd.	35,581	1,772,975
The Mosaic Co.	61,000	2,906,650

		20,464,335
Construction Materials 0.1%
Holcim Ltd. (Registered)	5,285	353,111
Martin Marietta Materials, Inc. (a)	2,900	247,660

		600,771
Containers & Packaging 0.6%
FP Corp.	4,500	239,597
Owens-Illinois, Inc.*	113,200	3,129,980
Sonoco Products Co.	126,614	4,140,278

		7,509,855
Metals & Mining 1.4%
BHP Billiton Ltd.	121,264	4,401,466
Cliffs Natural Resources, Inc.	6,100	345,077
Freeport-McMoRan Copper & Gold, Inc.	59,700	4,270,938
Kinross Gold Corp.	129,376	2,120,473
Lynas Corp., Ltd.*	373,514	256,818
North American Palladium Ltd.*	38,800	129,204
Northam Platinum Ltd.	36,752	221,663
Randgold Resources Ltd. (ADR) (a)	4,200	377,496
Rio Tinto PLC	71,807	3,723,375
Vista Gold Corp.*	25,200	34,524

		15,881,034
Paper & Forest Products 0.1%
Schweitzer-Mauduit International, Inc.	11,300	598,109
Telecommunication Services 2.7%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	225,343	5,845,397
BCE, Inc.	80,362	2,459,881
Belgacom SA	23,528	844,851
CenturyLink, Inc. (a)	157,315	5,603,560
Deutsche Telekom AG (Registered)	90,240	1,212,418
Singapore Telecommunications Ltd.	125,000	286,807
Verizon Communications, Inc.	102,931	2,991,175

		19,244,089
Wireless Telecommunication Services 1.0%
American Tower Corp. "A"*	60,500	2,797,520
NTT DoCoMo, Inc.	918	1,461,022
Vodafone Group PLC	1,199,461	2,799,674
Vodafone Group PLC (ADR) (a)	172,994	4,061,899

		11,120,115
Utilities 2.2%
Electric Utilities 1.7%
Allegheny Energy, Inc.	121,337	2,766,484
American Electric Power Co., Inc.	90,885	3,270,042
Duke Energy Corp.	158,910	2,717,361
Entergy Corp. (a)	43,285	3,355,020
Exelon Corp.	37,744	1,578,831
FirstEnergy Corp. (a)	80,857	3,048,309
Southern Co.	81,196	2,868,655

		19,604,702
Multi-Utilities 0.5%
PG&E Corp.	122,950	5,458,980

Total Common Stocks (Cost $546,415,430)		612,822,081
Convertible Preferred Stocks 0.0%
Energy
Apache Corp., Series D, 6.0% (Cost $38,850)	777	42,214
Warrants 0.0%
Consumer Discretionary 0.0%
Readers Digest Association, Inc., Expiration Date 2/19/2014*	207	6
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	75,400	0
Information Technology 0.0%
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012*	12,800	5,092
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	506	0

Total Warrants (Cost $90,209)		5,098

		Principal Amount ($) (b)	Value ($)
Corporate Bonds 6.2%
Consumer Discretionary 0.6%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		135,000	135,000
8.75%, 6/1/2019		120,000	126,000
American Achievement Corp., 144A, 8.25%, 4/1/2012		45,000	44,438
Ameristar Casinos, Inc., 9.25%, 6/1/2014		75,000	80,062
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		105,000	100,012
8.0%, 3/15/2014		50,000	50,000
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		75,000	17,344
Carrols Corp., 9.0%, 1/15/2013		45,000	45,337
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 9.25%, 12/15/2017		15,000	15,600
Series B, 144A, 9.25%, 12/15/2017		20,000	21,000
DIRECTV Holdings LLC, 6.35%, 3/15/2040		196,000	212,119
Discovery Communications LLC, 5.05%, 6/1/2020		1,700,000	1,809,618
DISH DBS Corp.:
6.625%, 10/1/2014		130,000	132,925
7.125%, 2/1/2016		95,000	97,612
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		100,000	250
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		45,000	50,400
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		90,000	90,450
Hertz Corp., 8.875%, 1/1/2014		195,000	200,850
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		50,000	45,875
MGM Resorts International:
10.375%, 5/15/2014		65,000	71,825
11.125%, 11/15/2017		85,000	96,475
Norcraft Holdings LP, 9.75%, 9/1/2012		114,000	106,732
Penske Automotive Group, Inc., 7.75%, 12/15/2016		180,000	173,250
Sabre Holdings Corp., 8.35%, 3/15/2016		80,000	80,400
TCI Communications, Inc., 8.75%, 8/1/2015		638,000	795,747
Time Warner Cable, Inc., 8.25%, 2/14/2014		250,000	298,090
Time Warner, Inc.:
5.875%, 11/15/2016		540,000	618,363
6.2%, 3/15/2040		675,000	719,119
7.625%, 4/15/2031		675,000	815,137
Travelport LLC:
5.163% ***, 9/1/2014		70,000	67,200
9.875%, 9/1/2014		15,000	15,488
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		20,000	25
United Components, Inc., 9.375%, 6/15/2013		15,000	15,225
UPC Holding BV, 144A, 7.75%, 1/15/2014	EUR	90,000	117,284
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		124,028	51,162
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		430,000	4

			7,316,418
Consumer Staples 0.7%
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019		1,750,000	2,179,434
CVS Caremark Corp.:
6.125%, 9/15/2039		925,000	987,339
6.25%, 6/1/2027		1,200,000	1,317,312
General Nutrition Centers, Inc., 5.75% ***, 3/15/2014 (PIK)		55,000	52,800
Kraft Foods, Inc., 5.375%, 2/10/2020		2,510,000	2,745,566
Kroger Co., 5.4%, 7/15/2040		410,000	412,415
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		526,750	445,104
SUPERVALU, Inc., 8.0%, 5/1/2016		35,000	35,262

			8,175,232
Energy 0.8%
Atlas Energy Operating Co., LLC, 10.75%, 2/1/2018		185,000	206,275
Belden & Blake Corp., 8.75%, 7/15/2012		416,000	399,360
Bristow Group, Inc., 7.5%, 9/15/2017		95,000	94,525
Chaparral Energy, Inc., 8.5%, 12/1/2015		120,000	116,400
Chesapeake Energy Corp.:
6.25%, 1/15/2018		50,000	51,125
6.875%, 11/15/2020		25,000	26,031
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		850,000	1,101,452
El Paso Corp., 7.25%, 6/1/2018		90,000	95,452
Enterprise Products Operating LLC, 6.125%, 10/15/2039		860,000	904,024
Frontier Oil Corp., 6.625%, 10/1/2011		65,000	65,325

Kinder Morgan Energy Partners LP:
6.5%, 9/1/2039		300,000	327,081
7.3%, 8/15/2033		1,140,000	1,334,776
Linn Energy LLC, 11.75%, 5/15/2017		120,000	138,600
Newfield Exploration Co., 7.125%, 5/15/2018		135,000	141,413
ONEOK Partners LP, 6.15%, 10/1/2016		804,000	923,614
OPTI Canada, Inc.:
7.875%, 12/15/2014		125,000	108,125
8.25%, 12/15/2014		45,000	39,094
Petrohawk Energy Corp., 7.875%, 6/1/2015		50,000	51,750
Plains All American Pipeline LP, 8.75%, 5/1/2019		2,000,000	2,491,818
Plains Exploration & Production Co., 7.0%, 3/15/2017		65,000	64,269
Quicksilver Resources, Inc., 7.125%, 4/1/2016		20,000	19,600
Regency Energy Partners LP:
8.375%, 12/15/2013		105,000	109,988
144A, 9.375%, 6/1/2016		125,000	136,250
Stone Energy Corp., 6.75%, 12/15/2014		95,000	84,075
Whiting Petroleum Corp., 7.25%, 5/1/2013		20,000	20,350

			9,050,772
Financials 2.0%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		190,000	167,675
American Express Co., 7.0%, 3/19/2018		1,411,000	1,665,882
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		111,800	64,285
Bank of America Corp., Series L, 7.625%, 6/1/2019		1,550,000	1,811,511
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		45,000	8,100
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		105,000	109,725
Citigroup, Inc.:
6.125%, 5/15/2018		1,500,000	1,604,778
8.5%, 5/22/2019		474,000	576,013
Covidien International Finance SA, 4.2%, 6/15/2020		1,220,000	1,267,220
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		60,000	63,825
FCE Bank PLC, 9.375%, 1/17/2014	EUR	100,000	141,392
Fifth Third Bancorp., 5.45%, 1/15/2017		1,573,000	1,622,836
Ford Motor Credit Co., LLC, 9.875%, 8/10/2011		285,000	300,656
General Electric Capital Corp., Series A, 5.25%, 10/19/2012		1,750,000	1,882,461
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036		570,000	492,449
iPayment, Inc., 9.75%, 5/15/2014		80,000	73,300
Jefferies Group, Inc., 6.875%, 4/15/2021		400,000	404,303
KeyBank NA, 5.7%, 11/1/2017		950,000	1,004,448
Lincoln National Corp., 8.75%, 7/1/2019		910,000	1,144,793
MetLife, Inc.:
6.75%, 6/1/2016		405,000	465,639
7.717%, 2/15/2019		750,000	919,288
Morgan Stanley:
Series F, 6.625%, 4/1/2018		900,000	978,812
7.3%, 5/13/2019		450,000	507,977
National Money Mart Co., 10.375%, 12/15/2016		115,000	120,462
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		227,737	2,528
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		100,000	92,500
Pinnacle Foods Finance LLC, 144A, 9.25%, 4/1/2015		105,000	108,544
PNC Bank NA, 6.875%, 4/1/2018		1,300,000	1,483,615
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014		350,000	375,110
6.2%, 1/15/2015		390,000	432,539
7.375%, 6/15/2019		115,000	135,949
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		17,000	17,680
Sprint Capital Corp., 7.625%, 1/30/2011		75,000	76,687
Telecom Italia Capital SA, 5.25%, 11/15/2013		800,000	843,625
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		1,500,000	1,618,158
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		235,000	311
UCI Holdco, Inc., 8.537% ***, 12/15/2013 (PIK)		131,268	129,955
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	250,000	337,190
144A, 12.0%, 12/1/2015		75,000	79,312
WMG Acquisition Corp., 9.5%, 6/15/2016		70,000	76,125

			23,207,658
Health Care 0.6%
Community Health Systems, Inc., 8.875%, 7/15/2015		425,000	445,188
Express Scripts, Inc.:
6.25%, 6/15/2014		930,000	1,063,109
7.25%, 6/15/2019		960,000	1,173,976
HCA, Inc.:
8.5%, 4/15/2019		150,000	165,750
9.125%, 11/15/2014		115,000	121,038
9.25%, 11/15/2016		430,000	464,400
9.625%, 11/15/2016 (PIK)		131,000	141,480
IASIS Healthcare LLC, 8.75%, 6/15/2014		95,000	97,375
Medco Health Solutions, Inc., 7.125%, 3/15/2018		1,499,000	1,792,907
Quest Diagnostics, Inc., 6.95%, 7/1/2037		845,000	936,902
The Cooper Companies, Inc., 7.125%, 2/15/2015		150,000	149,438
Valeant Pharmaceuticals International, 8.375%, 6/15/2016		55,000	62,150

			6,613,713
Industrials 0.3%
Actuant Corp., 6.875%, 6/15/2017		60,000	60,300
ARAMARK Corp., 8.5%, 2/1/2015		30,000	31,013
BE Aerospace, Inc., 8.5%, 7/1/2018		160,000	174,000
Belden, Inc., 7.0%, 3/15/2017		75,000	75,000
Cenveo Corp., 144A, 10.5%, 8/15/2016		25,000	25,250
Congoleum Corp., 8.625%, 8/1/2008 **		572,000	134,420
Corrections Corp. of America, 7.75%, 6/1/2017		30,000	32,025
CSX Corp.:
6.15%, 5/1/2037		650,000	715,551
6.25%, 3/15/2018		710,000	818,462
Esco Corp., 144A, 4.412% ***, 12/15/2013		50,000	45,813
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		60,000	60,750
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012		90,000	84,262
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/2014		65,000	67,112
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016		90,000	88,650
Mobile Mini, Inc., 9.75%, 8/1/2014		90,000	92,700
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		115,000	112,700
Owens Corning, Inc., 9.0%, 6/15/2019		40,000	47,515
Titan International, Inc., 8.0%, 1/15/2012		265,000	275,600
TransDigm, Inc., 7.75%, 7/15/2014		45,000	46,350
United Rentals North America, Inc.:
7.0%, 2/15/2014		65,000	64,513
10.875%, 6/15/2016		130,000	143,650

			3,195,636
Information Technology 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		105,000	70,875
MasTec, Inc., 7.625%, 2/1/2017		105,000	102,375
Oracle Corp., 144A, 5.375%, 7/15/2040		625,000	635,766
SunGard Data Systems, Inc., 10.25%, 8/15/2015		255,000	267,750
Vangent, Inc., 9.625%, 2/15/2015		80,000	76,400

			1,153,166
Materials 0.4%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		45,000	37,912
Clondalkin Acquisition BV, 144A, 2.537% ***, 12/15/2013		90,000	77,850
CPG International I, Inc., 10.5%, 7/1/2013		195,000	196,950
Crown Americas LLC, 144A, 7.625%, 5/15/2017		30,000	31,800
Domtar Corp., 10.75%, 6/1/2017		70,000	86,275
Dow Chemical Co., 8.55%, 5/15/2019		1,475,000	1,842,088
Exopack Holding Corp., 11.25%, 2/1/2014		255,000	259,144
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		622,934	548,182
10.0%, 3/31/2015		613,760	540,109
Georgia-Pacific LLC, 144A, 7.125%, 1/15/2017		50,000	52,062
Graphic Packaging International, Inc., 9.5%, 6/15/2017		85,000	90,950
Hexcel Corp., 6.75%, 2/1/2015		305,000	301,950
Innophos, Inc., 8.875%, 8/15/2014		35,000	36,094
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		40,000	35,200
NewMarket Corp., 7.125%, 12/15/2016		195,000	195,975
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		160,000	171,600
Radnor Holdings Corp., 11.0%, 3/15/2010 **		120,000	12
Silgan Holdings, Inc., 7.25%, 8/15/2016		80,000	82,400
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		95,000	96,425
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		141,295	73,473

			4,756,451
Telecommunication Services 0.4%
AT&T Mobility LLC, 6.5%, 12/15/2011		1,125,000	1,208,528
Cricket Communications, Inc.:
9.375%, 11/1/2014		160,000	165,400
10.0%, 7/15/2015		155,000	165,850
Crown Castle Towers LLC, 144A, 4.883%, 8/15/2040 ©		400,000	402,708
ERC Ireland Preferred Equity Ltd., 144A, 7.683% ***, 2/15/2017 (PIK)	EUR	257,741	41,575
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		48,802	16,593
Intelsat Corp.:
9.25%, 8/15/2014		30,000	30,975
9.25%, 6/15/2016		415,000	443,012
Intelsat Subsidiary Holding Co. SA, 8.875%, 1/15/2015		190,000	197,125
iPCS, Inc., 2.469% ***, 5/1/2013		35,000	33,162
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		135,000	141,075
Millicom International Cellular SA, 10.0%, 12/1/2013		270,000	278,100
Telesat Canada, 11.0%, 11/1/2015		245,000	280,525
Windstream Corp.:
7.0%, 3/15/2019		90,000	86,850
7.875%, 11/1/2017		90,000	91,575
8.625%, 8/1/2016		15,000	15,638

			3,598,691
Utilities 0.3%
AES Corp.:
8.0%, 10/15/2017		110,000	116,737
8.0%, 6/1/2020		95,000	100,581
144A, 8.75%, 5/15/2013		230,000	233,450
DTE Energy Co., 7.625%, 5/15/2014		305,000	357,461
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		838,000	853,285
Kinder Morgan, Inc., 6.5%, 9/1/2012		45,000	47,363
Mirant North America LLC, 7.375%, 12/31/2013		60,000	61,725
NRG Energy, Inc.:
7.25%, 2/1/2014		180,000	184,500
7.375%, 2/1/2016		165,000	168,300
7.375%, 1/15/2017		260,000	263,250
NV Energy, Inc.:
6.75%, 8/15/2017		80,000	81,306
8.625%, 3/15/2014		31,000	31,930
Sempra Energy, 6.5%, 6/1/2016		625,000	732,079
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		155,000	103,850

			3,335,817

Total Corporate Bonds (Cost $66,865,111)			70,403,554
Asset-Backed 0.2%
Automobile Receivables 0.1%
Ford Credit Auto Owner Trust, "B", Series 2007-B, 5.69%, 11/15/2012		1,517,000	1,616,256
Credit Card Receivables 0.1%
Citibank Omni Master Trust, "A8", Series 2009-A8, 144A, 2.441% ***, 5/16/2016		1,300,000	1,312,955

Total Asset-Backed (Cost $2,833,875)			2,929,211
Mortgage-Backed Securities Pass-Throughs 6.2%
Federal Home Loan Bank, 6.0%, 11/1/2021		578,432	642,247
Federal National Mortgage Association:
4.018% ***, 8/1/2037		654,083	686,318
4.5%, with various maturities from 11/1/2020 until 9/1/2038 (c)		15,552,488	16,400,495
5.0%, with various maturities from 7/1/2035 until 2/1/2038		17,500,797	18,701,868
5.5%, with various maturities from 3/1/2035 until 4/1/2038 (c)		11,048,816	11,920,820
6.0%, with various maturities from 9/1/2035 until 8/1/2037 (c)		10,849,615	11,818,539
6.5%, with various maturities from 4/1/2017 until 6/1/2017		536,656	586,148
8.0%, 9/1/2015		350,495	382,042
Government National Mortgage Association:
4.5%, 5/1/2039 (c)		2,700,000	2,847,023
5.0%, 5/1/2038 (c)		2,700,000	2,904,820
5.5%, 5/1/2036 (c)		2,700,000	2,934,562
6.5%, 8/20/2034		239,926	267,611

Total Mortgage-Backed Securities Pass-Throughs (Cost $67,693,715)			70,092,493
Commercial Mortgage-Backed Securities 1.3%
Banc of America Commercial Mortgage, Inc., "A4", Series 2007-4, 5.843% ***, 2/10/2051		2,000,000	2,085,618
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007-PW18, 5.7%, 6/11/2050		1,350,000	1,386,993
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A4", Series 2006-CD2, 5.363% ***, 1/15/2046		2,300,000	2,411,613
LB-UBS Commercial Mortgage Trust:
"A4", Series 2006-C1, 5.156%, 2/15/2031		2,570,000	2,738,372
"A3", Series 2006-C7, 5.347%, 11/15/2038		3,750,000	3,922,670
"A4", Series 2007-C6, 5.858%, 7/15/2040		1,800,000	1,799,560

Total Commercial Mortgage-Backed Securities (Cost $13,128,475)			14,344,826
Collateralized Mortgage Obligation 0.2%
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.866% ***, 2/25/2048 (Cost $2,575,130)		2,570,098	2,578,098
Government & Agency Obligations 12.7%
Sovereign Bonds 2.6%
Federal Republic of Germany, 2.25%, 4/15/2013	EUR	801,423	1,106,441
Government of Canada, 4.0%, 12/1/2031	CAD	1,603,438	2,280,905
Government of France:
1.0%, 7/25/2017	EUR	950,110	1,263,419
2.25%, 7/25/2020	EUR	1,929,558	2,778,024
3.15%, 7/25/2032	EUR	2,001,316	3,490,438
Government of Japan, Series 9, 1.1%, 9/10/2016	JPY	157,569,000	1,792,633
Government of Sweden, Series 3105, 3.5%, 12/1/2015	SEK	9,500,000	1,764,757
Republic of Italy, 2.1%, 9/15/2017	EUR	1,092,887	1,447,667
Republic of Poland, 6.375%, 7/15/2019		385,000	436,975
State of Qatar, 144A, 6.4%, 1/20/2040		350,000	381,500
United Kingdom Treasury-Inflation Linked Bonds:
1.125%, 11/22/2037	GBP	1,492,385	2,469,822
1.875%, 11/22/2022	GBP	1,467,612	2,536,394
2.0%, 1/26/2035	GBP	847,000	2,047,724
2.5%, 8/16/2013	GBP	450,000	1,949,498
2.5%, 7/26/2016	GBP	423,000	2,038,058
2.5%, 4/16/2020	GBP	361,000	1,743,556

			29,527,811
US Treasury Obligations 10.1%
US Treasury Bill, 0.18% ****, 9/16/2010 (d)		557,000	556,895
US Treasury Bonds:
4.75%, 2/15/2037		7,000,000	7,970,158
5.375%, 2/15/2031		6,000,000	7,372,500
US Treasury Inflation-Indexed Bonds:
2.375%, 1/15/2025		2,934,042	3,225,613
3.625%, 4/15/2028		2,023,365	2,583,900
US Treasury Inflation-Indexed Notes:
1.875%, 7/15/2015		672,990	723,307
2.0%, 1/15/2016		1,759,867	1,902,719
2.375%, 1/15/2017		2,758,743	3,048,626
2.5%, 7/15/2016		1,831,142	2,043,011
3.375%, 1/15/2012		3,194,594	3,361,061
US Treasury Notes:
1.75%, 1/31/2014		30,000,000	30,775,770
3.125%, 5/15/2019		6,000,000	6,181,872
3.625%, 2/15/2020 (a)		10,000,000	10,614,840
4.5%, 11/15/2015 (a)		30,000,000	34,352,340

			114,712,612

Total Government & Agency Obligations (Cost $135,712,386)			144,240,423
Loan Participations and Assignments 0.1%
Senior Loans ***
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/1/2010 **		233,333	0
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.316%, 3/26/2014		49,288	40,057
Letter of Credit, 2.633%, 3/26/2014		2,939	2,388
Hexion Specialty Chemicals, Inc.:
Term Loan C1, 2.813%, 5/6/2013		119,265	113,302
Term Loan C2, 2.813%, 5/6/2013		32,192	30,583
IASIS Healthcare LLC, Term Loan, 5.725%, 6/13/2014 (PIK)		253,737	239,569
Sabre, Inc., Term Loan B, 2.316%, 9/30/2014		77,940	70,746
Sbarro, Inc., Term Loan, 4.825%, 1/31/2014		55,000	50,737
Texas Competitive Electric Holdings Co., LLC:
Term Loan B3, 3.845%, 10/10/2014		244,172	189,992
Term Loan B2, 4.066%, 10/10/2014		41,311	32,217

Total Loan Participations and Assignments (Cost $1,089,391)			769,591
Preferred Securities 0.1%
Financials 0.1%
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (e)		889,000	736,572
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029		141,000	112,448

Total Preferred Securities (Cost $1,027,420)			849,020

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC *(Cost $6,000)	6	6,000

	Shares	Value ($)
Exchange-Traded Funds 10.5%
iShares Barclays Aggregate Bond Fund	537,459	58,013,325
iShares JPMorgan USD Emerging Markets Bond Fund	10,179	1,098,314
iShares MSCI Japan Index Fund (a)	245,986	2,368,845
iShares Russell 2000 Value Index Fund	370,162	22,491,043
SPDR Barclays Capital International Treasury Bond	19,630	1,118,321
Vanguard Emerging Markets	819,658	34,319,081

Total Exchange-Traded Funds (Cost $99,124,206)		119,408,929
Securities Lending Collateral 5.4%
Daily Assets Fund Institutional, 0.33% (f) (g) (Cost $62,059,203)	62,059,203	62,059,203
Cash Equivalents 8.8%
Central Cash Management Fund, 0.25% (f) (Cost $100,095,530)	100,095,530	100,095,530

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,098,754,931) †	105.6	1,200,646,271
Other Assets and Liabilities, Net	(5.6)	(64,179,747)

Net Assets	100.0	1,136,466,524

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	9.5%	6/1/2010	233,333	USD	233,333	0
Buffalo Thunder Development Authority	9.375%	12/15/2014	45,000	USD	45,000	8,100
CanWest MediaWorks LP	9.25%	8/1/2015	75,000	USD	75,000	17,344
Congoleum Corp.	8.625%	8/1/2008	572,000	USD	573,205	134,420
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	100,000	USD	100,000	250
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	48,802	USD	46,440	16,593
New ASAT (Finance) Ltd.	9.25%	2/1/2011	227,737	USD	197,236	2,528
Radnor Holdings Corp.	11.0%	3/15/2010	120,000	USD	79,038	12
Tropicana Entertainment LLC	9.625%	12/15/2014	235,000	USD	172,931	311
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	20,000	USD	19,175	25
Young Broadcasting, Inc.	8.75%	1/15/2014	430,000	USD	367,438	4
					1,908,796	179,587

***
These securities are shown at their current rate as of July 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,126,003,063.  At July 31, 2010, net unrealized appreciation for all securities based on tax cost was $74,643,208.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $114,637,486 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $39,994,278.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2010 amounted to $60,653,876 which is 5.3% of net assets.
(b)	Principal amount stated in US dollars unless otherwise noted.
(c)	When-issued or delayed delivery security included.
(d)	At July 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
FDIC: Federal Deposit Insurance Corp.
MSCI: Morgan Stanley Capital International
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year US Treasury Note	USD	9/21/2010	507	62,772,937	974,414
AEX Index	EUR	8/20/2010	73	6,262,408	(48,768)
CAC 40 Index	EUR	8/20/2010	181	8,589,215	(233)
Federal Republic of Germany Euro-Schatz	EUR	9/8/2010	1,556	221,445,377	(429,556)
FTSE MIB Index	EUR	9/17/2010	39	5,350,886	337,178
IBEX 35 Index	EUR	8/20/2010	25	3,408,879	85,304
NASDAQ 100 E-Mini Index	USD	9/17/2010	92	3,426,540	28,773
TOPIX Index	JPY	9/10/2010	44	4,313,676	(62,515)
United Kingdom Long Gilt Bond	GBP	9/28/2010	59	11,249,372	261,185

Total net unrealized appreciation	1,145,782

At July 31, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	9/15/2010	154	14,798,585	93,221
10 Year Canadian Government Bond	CAD	9/21/2010	251	30,262,585	(724,380)
10 Year Japanese Government Bond	JPY	9/9/2010	24	39,402,280	(11,452)
2 Year US Treasury Note	USD	9/30/2010	129	28,267,125	(54,914)
ASX SPI 200 Index	AUD	9/16/2010	62	6,258,397	60,130
DAX Index	EUR	9/17/2010	3	602,740	40
DJ Euro Stoxx 50 Index	EUR	9/17/2010	310	11,089,160	(182,597)
Federal Republic of Germany Euro-Bund	EUR	9/8/2010	614	102,857,288	300,637
FTSE 100 Index	GBP	9/17/2010	64	5,267,321	(448,592)
Hang Seng Index	HKD	8/30/2010	3	404,976	(1,712)
Russell 2000 Mini Index	USD	9/17/2010	15	974,400	1,165
S&P 500 E-Mini Index	USD	9/17/2010	24	1,317,960	(14,636)
S&P TSX 60 Index	CAD	9/16/2010	45	5,984,534	(16,733)

Total net unrealized depreciation	(999,823)

At July 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	4,637,203	NZD	6,601,000	8/18/2010	145,914	Royal Bank of Scotland PLC
USD	13,945,992	AUD	16,198,000	8/18/2010	673,780	Royal Bank of Scotland PLC
USD	11,041,382	SEK	85,806,000	8/18/2010	842,546	UBS AG
USD	19,167,098	CAD	20,007,000	8/18/2010	289,703	UBS AG
USD	1,235,648	CHF	1,313,000	8/18/2010	25,045	Royal Bank of Scotland PLC
USD	10,822,272	EUR	8,643,000	8/18/2010	440,755	Royal Bank of Scotland PLC
USD	23,544,784	SEK	179,546,000	8/18/2010	1,321,912	Royal Bank of Scotland PLC
USD	4,701,939	JPY	411,477,000	8/18/2010	61,528	UBS AG
USD	27,748,213	GBP	18,247,000	8/18/2010	881,536	UBS AG
USD	3,099,386	CAD	3,286,000	8/18/2010	96,248	UBS AG
EUR	7,821	USD	10,219	8/25/2010	27	Citigroup, Inc.

Total unrealized appreciation	4,778,994

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

GBP	26,165,000	USD	39,207,075	8/18/2010	(1,846,105)	Royal Bank of Scotland PLC
EUR	49,405,000	USD	60,861,031	8/18/2010	(3,520,532)	UBS AG
NOK	110,153,000	USD	17,060,924	8/18/2010	(1,052,026)	Royal Bank of Scotland PLC
AUD	22,620,000	USD	19,011,318	8/18/2010	(1,404,735)	UBS AG
EUR	486,579	USD	628,230	8/25/2010	(5,847)	Citigroup, Inc.

Total unrealized depreciation	(7,829,245)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(h)
Consumer Discretionary	$49,747,174	$17,814,834	$6	$67,562,014
Consumer Staples	44,180,401	13,875,741	—	58,056,142
Energy	63,239,578	14,114,457	—	77,354,035
Financials	38,644,620	20,154,296	0	58,798,916
Health Care	59,219,816	3,845,056	—	63,064,872
Industrials	57,476,634	24,938,935	—	82,415,569
Information Technology	93,262,365	11,873,490	—	105,135,855
Materials	26,296,482	18,757,622	0	45,054,104
Telecommunication Services	23,759,432	6,604,772	—	30,364,204
Utilities	25,063,682	—	—	25,063,682
Fixed Income Investments(h)
Corporate Bonds	—	69,315,259	1,088,295	70,403,554
Asset Backed	—	2,929,211	—	2,929,211
Mortgage-Backed Securities Pass- Throughs	—	70,092,493	—	70,092,493
Commercial Mortgage-Backed Securities	—	14,344,826	—	14,344,826
Collateralized Mortgage Obligations	—	2,578,098	—	2,578,098
Government & Agency Obligations	—	143,683,528	—	143,683,528
Loan Participations and Assignments	—	769,591	0	769,591
Preferred Securities	—	849,020	—	849,020
Other Investments	—	—	6,000	6,000
Exchange-Traded Funds	119,408,929	—	—	119,408,929
Short-Term Investments(h)	162,154,733	556,895	—	162,711,628
Derivatives(i)	145,959	4,778,994	—	4,924,953
Total	$762,599,805	$441,877,118	$1,094,301	$1,205,571,224
Liabilities
Derivatives(i)	$—	$(7,829,245)	$—	$(7,829,245)
Total	$—	$(7,829,245)	$—	$(7,829,245)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended July 31, 2010.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stock and/or Other Equity Investments
	Consumer Discretionary	Financials	Materials	Corporate Bonds	Loan Participations and Assignments	Other Investments	Total
Balance as of October 31, 2009	$ 0	$ 843,120	$ 0	$ 1,139,905	$ 41,000	$ —	$ 2,024,025
Realized gain (loss)	(17,340)	397,129	—	—	(56,269)	—	323,520
Change in unrealized appreciation (depreciation)	17,346	62,378	—	147,184	55,009	0	281,917
Amortization premium/discount	—	—	—	9,291	260	—	9,551
Net purchases (sales)	0	(1,302,627)	—	—	(40,000)	6,000	(1,336,627)
Transfers into Level 3	—	—	—	4,300(j)	—	—	4,300
Transfers (out) of Level 3	—	—	—	(212,385)(k)	—	—	(212,385)
Balance as of July 31, 2010	$ 6	$ 0	$ 0	$ 1,088,295	$ 0	$ 6,000	$ 1,094,301
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2010	$ 6	$ (12,070)	$ 0	$ 147,184	$ 0	$ 0	$ 135,120

(j)	The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.
(k)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$(263,196)	$—
Foreign Exchange Contracts	$—	$(3,050,251)
Interest Rate Contracts	$409,155	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Balanced Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 24, 2010